[Invesco Aim logo appears here]
—service mark—

Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Sector Funds CIK No. 0000725781
Ladies and Gentlemen:
On behalf of AIM Sector Funds (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Mid-Cap Value Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco Technology Fund, and Invesco Value Fund; Class A and Class Y shares of Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco U.S. Small/Mid Cap Value Fund and Invesco Value Fund II; and

•	Class A, Class B, Class C, and Class Y shares of Van Kampen Enterprise Fund, Van Kampen Small Cap Value Fund, Van Kampen Technology Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund and Class A, Class B, Class C, Class R and Class Y shares of Van Kampen American Value Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund and Van Kampen Mid Cap Growth Fund.
Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel